CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Share capital		Share premium	Reserve from re-measurement of defined benefit plan	Foreign currency translation reserve	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2021		$ 0	[1]	$ 129,056	$ (132)		$ (94,005)	$ 34,919
Loss							(24,701)	(24,701)
other comprehensive income (loss)					269			269
Total comprehensive income (loss)					269		(24,701)	(24,432)
Issuance of Ordinary shares		0	[1]	9,194				9,194
Exercise of options		0	[1]	73				73
Share-based compensation				1,906				1,906
Balance at the end at Dec. 31, 2022				140,229	137		(118,706)	21,660
Loss							(65,473)	(65,473)
other comprehensive income (loss)					(110)			(110)
Total comprehensive income (loss)					(110)		(65,473)	(65,583)
Issuance of Ordinary shares				491				491
Issuance of Ordinary shares, net in connection with the closing of the BCA (see Note 1d)				63,145				63,145
Exercise of options				186				186
Share-based compensation		0	[1]	5,426				5,426
Share listing expense				46,717				46,717
Balance at the end at Dec. 31, 2023		0	[1]	256,194	27		(184,179)	72,042
Loss							(22,491)	(22,491)
Total other comprehensive income (loss)		0	[1]		69	$ (307)		(238)
Total comprehensive income (loss)		0	[1]		69	(307)	(22,491)	(22,729)
Issuance of Ordinary shares		0	[1]	1,236				1,236
Employee options exercised and vesting of restricted share				714				714
Exercise of options	[1]	0
Share-based compensation				3,625				3,625
Balance at the end at Dec. 31, 2024		$ 0	[1]	$ 261,769	$ 96	$ (307)	$ (206,670)	$ 54,888

[1]	Represents an amount lower than $1.